RES-Q1

Quarterly Report
March 31, 2026
MFS®  Global Research Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.3%
Babcock International Group PLC	21,196	$326,495
General Dynamics Corp.	1,593	546,750
Howmet Aerospace, Inc.	2,816	648,975
RTX Corp.	4,046	780,473
		$2,302,693
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	32,000	$105,619
Kweichow Moutai Co. Ltd., “A”	900	189,604
Pernod Ricard S.A.	3,220	240,338
		$535,561
Apparel, Footwear, & Accessories – 1.4%
Compagnie Financiere Richemont S.A.	2,698	$480,764
LVMH Moet Hennessy Louis Vuitton SE	874	485,826
		$966,590
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	6,248	$587,187
Business Services – 1.2%
Accenture PLC, “A”	2,746	$544,504
TransUnion	4,615	319,312
		$863,816
Chemicals – 2.0%
Croda International PLC	8,932	$333,760
FUJIFILM Holdings Corp.	15,000	285,084
Linde PLC	1,543	764,958
		$1,383,802
Construction – 2.0%
CRH PLC	4,441	$466,838
James Hardie Industries PLC, GDR (a)	15,811	292,023
Sherwin-Williams Co.	1,118	358,375
Techtronic Industries Co. Ltd.	22,000	292,834
		$1,410,070
Consumer Products – 1.2%
Beiersdorf AG	1,987	$175,879
Haleon PLC	60,955	301,582
Kenvue, Inc.	9,780	168,607
Uni-Charm Corp.	28,600	166,544
		$812,612
Consumer Services – 0.4%
Uber Technologies, Inc. (a)	4,101	$294,985
Diversified Financial Services – 5.2%
B3 S.A. - Brasil Bolsa Balcao	167,200	$593,932
CME Group, Inc.	1,321	390,158
Euronext N.V.	3,750	603,371
London Stock Exchange Group PLC	4,030	476,289
Mastercard, Inc., “A”	2,744	1,371,067
Moody's Corp.	501	218,561
		$3,653,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Amphenol Corp., “A”	3,637	$459,535
Eaton Corp. PLC	1,026	366,969
Emerson Electric Co.	4,075	533,906
Schneider Electric SE	2,723	747,927
W.W. Grainger, Inc.	369	402,509
		$2,510,846
Energy - Independent – 4.0%
ConocoPhillips	5,854	$772,728
Galp Energia SGPS S.A., “B”	19,831	481,584
TotalEnergies SE	10,711	988,982
Valero Energy Corp.	2,160	533,693
		$2,776,987
Entertainment & Leisure – 1.3%
Sony Group Corp.	14,000	$288,769
Tencent Holdings Ltd.	10,200	643,945
		$932,714
Food & Beverages – 1.1%
Mondelez International, Inc.	5,369	$309,469
PepsiCo, Inc.	3,006	466,802
		$776,271
Food & Drug Stores – 1.4%
Alimentation Couche-Tard, Inc.	9,109	$516,314
Jeronimo Martins SGPS S.A.	17,840	427,964
		$944,278
Global Systemically Important Banks – 5.0%
Barclays PLC	155,274	$818,209
BNP Paribas S.A.	3,372	321,220
ING Groep N.V.	13,328	348,251
Mizuho Financial Group, Inc.	14,000	558,808
Toronto-Dominion Bank	9,586	895,272
UBS Group AG	14,217	552,956
		$3,494,716
Hardware, Peripherals, & Assembly – 5.9%
Apple, Inc.	8,202	$2,081,585
Arista Networks, Inc. (a)	3,758	461,407
EPAM Systems, Inc. (a)	1,789	242,231
Hitachi Ltd.	33,600	981,981
Seagate Technology Holdings PLC	335	131,240
Shopify, Inc. (a)	1,776	210,669
		$4,109,113
Health Maintenance Organizations – 0.7%
Cigna Group	1,865	$497,489
Insurance – 2.9%
AIA Group Ltd.	46,400	$521,250
Aon PLC	2,001	645,883
Chubb Ltd.	1,659	540,718
Sompo Holdings, Inc.	9,000	351,660
		$2,059,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 4.6%
Alphabet, Inc., “A”	6,281	$1,806,164
Meta Platforms, Inc., “A”	2,505	1,433,186
		$3,239,350
Machinery & Tools – 4.0%
Atlas Copco AB	29,657	$521,636
Caterpillar, Inc.	870	616,360
Daikin Industries Ltd.	3,800	461,001
GEA Group AG	4,323	305,508
Keyence Corp.	800	283,324
Nordson Corp.	1,655	440,329
Spirax Group PLC	2,212	197,970
		$2,826,128
Media – 1.2%
Spotify Technology S.A. (a)	809	$392,292
Tencent Music Entertainment Group, ADR	17,472	162,140
Wolters Kluwer N.V.	3,823	286,000
		$840,432
Medical Equipment – 3.8%
Becton, Dickinson and Co.	2,516	$395,591
Boston Scientific Corp. (a)	5,539	347,572
Medtronic PLC	5,874	508,982
STERIS PLC	1,360	300,737
Thermo Fisher Scientific, Inc.	1,285	631,616
Waters Corp. (a)	1,642	488,987
		$2,673,485
Metals & Mining – 2.1%
Glencore PLC	109,078	$831,175
Northern Star Resources Ltd. Co.	21,140	308,619
Rio Tinto PLC	3,202	297,632
		$1,437,426
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	1,299	$368,604
Non-Global Systemically Important Banks – 3.7%
Banco Bradesco S.A., ADR	109,515	$399,730
Bank of Ireland Group PLC	19,337	353,877
Eurobank S.A.	77,712	306,118
HDFC Bank Ltd.	38,339	304,848
PNC Financial Services Group, Inc.	5,825	1,212,124
		$2,576,697
Oil Services – 0.5%
TechnipFMC PLC	4,616	$319,104
Pharmaceuticals & Biotechnology – 4.2%
Daiichi Sankyo Co. Ltd.	8,800	$155,148
Gilead Sciences, Inc.	3,915	545,634
Johnson & Johnson	4,407	1,077,247
Pfizer, Inc.	16,711	469,245
Roche Holding AG	1,760	694,964
		$2,942,238
Restaurants – 0.8%
Aramark	14,466	$586,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 3.9%
Amazon.com, Inc. (a)	10,596	$2,206,829
BJ's Wholesale Club Holdings, Inc. (a)	5,593	550,463
		$2,757,292
Semiconductor & Electronic Components – 13.6%
ASML Holding N.V.	705	$933,164
Broadcom, Inc.	4,519	1,398,676
Lam Research Corp.	4,970	1,061,890
NVIDIA Corp.	20,187	3,520,613
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	2,593,270
		$9,507,613
Software – 5.9%
Autodesk, Inc. (a)	1,112	$266,213
Cadence Design Systems, Inc. (a)	1,680	466,821
Constellation Software, Inc.	228	400,240
Guidewire Software, Inc. (a)	571	85,399
Microsoft Corp.	6,848	2,534,924
Salesforce, Inc.	1,980	369,607
		$4,123,204
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	12,242	$397,467
Telecom Services – 1.5%
Advanced Info Service Public Co. Ltd.	27,100	$306,498
KDDI Corp.	19,300	331,203
Koninklijke KPN N.V.	72,019	400,564
		$1,038,265
Tobacco – 0.5%
Philip Morris International, Inc.	2,322	$383,919
Transportation & Logistics – 0.6%
Union Pacific Corp.	1,664	$403,720
Travel, Gaming, & Lodging – 0.4%
Accor S.A.	5,995	$287,234
Utilities – 3.1%
China Resources Gas Group Ltd.	78,500	$191,473
Duke Energy Corp.	4,608	603,371
National Grid PLC	49,946	842,037
PG&E Corp.	29,998	527,065
		$2,163,946
Total Common Stocks		$69,785,195

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	352	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.71% (v)	212,924	$212,924

Other Assets, Less Liabilities – (0.0)%		(17,697)
Net Assets – 100.0%		$69,980,422

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $212,924 and
$69,785,195, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$41,834,358	$—	$—	$41,834,358
United Kingdom	301,582	4,123,567	—	4,425,149
Japan	331,203	3,532,319	—	3,863,522
France	—	3,674,898	—	3,674,898
Taiwan	—	2,593,270	—	2,593,270
Canada	2,022,495	0	—	2,022,495
Netherlands	—	1,967,979	—	1,967,979
Switzerland	—	1,728,684	—	1,728,684
China	162,140	1,130,641	—	1,292,781
Other Countries	2,349,535	4,032,524	—	6,382,059
Investment Companies	212,924	—	—	212,924
Total	$47,214,237	$22,783,882	$—	$69,998,119
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$318,613	$2,409,973	$2,515,556	$(65)	$(41)	$212,924

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,565	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	60.1%
United Kingdom	6.3%
Japan	5.5%
France	5.2%
Taiwan	3.7%
Canada	2.9%
Netherlands	2.8%
Switzerland	2.5%
China	1.8%
Other Countries	9.2%